S-K 1603(a) SPAC Sponsor	Dec. 31, 2025
Sponsor And Our Officers Or Directors Or Affiliates Thereof [Member]
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination